DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)							6 Months Ended		10 Months Ended	12 Months Ended
	Aug. 14, 2023	Aug. 04, 2023	Jul. 27, 2023	Jul. 26, 2023	Feb. 14, 2023	Feb. 17, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 17, 2024	May 17, 2023	Feb. 17, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering								$ 84,851,528		$ 84,851,528
Incurred offering costs									172,719
Sale of stock price per share										$ 10.00
Proceeds from issuance of private placement								3,773,310		$ 3,773,310
Business combination share price and pro rata interest							$ 10.15
Business combination, description							If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.			If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law
Business combination, consideration transferred							$ 75,000,000			$ 75,000,000
Business combination ordinary purchase shares							375,000			375,000
Working capital							$ 3,500,000			$ 3,500,000
Share Price							$ 2.00
Total payment							$ 1,634,120	$ 87,543,750		87,543,750
Common stock shares redemption					$ 3,177,941
Common stock shares outstanding					8,023,765
Common stock subject to redemption shares							5,447,059
Cash							$ 89,098		$ 9,650	98,254
Working capital deficit							3,129,077			$ 903,258
Business combination share price and pro rata interest										$ 10.15
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net of tangible assets										$ 5,000,001
Seller [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional funding							1,000,000
Aggregate additional funding							$ 2,000,000
Charter and Trust Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits												$ 1,725,000	$ 1,725,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares outstanding					5,867,515		420,456		0	420,456
Common stock subject to redemption shares					5,447,059
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance					2,156,250
Common stock shares outstanding							2,156,250		2,156,250	2,156,250
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance			2,200,000
Share price					$ 0.06						$ 0.06		$ 0.06
Business combination, consideration transferred				$ 3,750,000
Net of tangible assets											$ 5,000,001
Deposits					$ 326,824
Common stock shares redemption					$ 3,177,941
Common stock shares outstanding					8,023,765
Subsequent Event [Member] | Vellar [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance	1,268,085
Subsequent Event [Member] | A R R T [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance		550,000
Subsequent Event [Member] | Charter and Trust Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits												$ 1,725,000	$ 1,725,000
Subsequent Event [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance			4,400,000
Common stock shares outstanding					5,867,515
Common stock subject to redemption shares					5,447,059
Subsequent Event [Member] | Common Class A [Member] | Vellar [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of redeemed shares			931,915
Number of redeemed shares value			$ 10,141,403.28
Subsequent Event [Member] | Common Class A [Member] | A R R T [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of redeemed shares			500,000
Number of redeemed shares value			$ 5,427,750.00
Subsequent Event [Member] | Common Class A [Member] | Forward Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance			2,200,000
Subsequent Event [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance					2,156,250
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance						8,625,000
Share price						$ 10.00	$ 10.00			$ 10.00		$ 0.20	$ 0.20
Proceeds from issuance initial public offering						$ 86,250,000
Incurred offering costs						4,374,315			$ 4,374,315
Underwriting commission offering costs						1,078,125			1,078,125
Deferred underwriting commission offering costs						2,803,125			2,803,125
Other incurred offering costs						$ 493,065			$ 493,065
IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price					$ 0.20							$ 0.20
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance						1,125,000
Share price							$ 10.00			$ 10.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issuance						377,331
Share price						$ 10.15
Proceeds from issuance initial public offering						$ 87,543,750
Sale of stock price per share						$ 10.00
Proceeds from issuance of private placement						$ 3,773,310